RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)																										3 Months Ended						6 Months Ended	9 Months Ended	12 Months Ended
	Oct. 31, 2025	Oct. 14, 2025	Sep. 25, 2025	Aug. 05, 2025	Jul. 31, 2025	Jun. 30, 2025	Apr. 30, 2025	Apr. 15, 2025	Jan. 31, 2025	Dec. 03, 2024	Nov. 20, 2024	Nov. 05, 2024	Nov. 04, 2024	Oct. 28, 2024	Sep. 25, 2024	Aug. 02, 2024	Jul. 11, 2024	May 01, 2024	Apr. 30, 2024	Apr. 08, 2024	Apr. 06, 2024	Apr. 05, 2024	Apr. 04, 2024	Apr. 03, 2024	Jan. 23, 2023	Oct. 31, 2025	Jul. 31, 2025	Apr. 30, 2025	Oct. 31, 2024	Jul. 31, 2024	Apr. 30, 2024	Jul. 31, 2024	Oct. 31, 2025	Jan. 31, 2025	Jan. 31, 2024	Aug. 18, 2025	May 16, 2025	Mar. 25, 2025	Feb. 24, 2025	Jan. 29, 2025	Jan. 17, 2025	Dec. 17, 2024	Sep. 05, 2024	Jun. 07, 2024	Mar. 28, 2024	Jan. 31, 2023	Aug. 18, 2008
Related Party Transaction [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Vested, Number of Shares																																		328,300	1,132,300
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Vested in Period, Intrinsic Value, Amount Per Share																								$ 2.50
Share-Based Compensation Arrangement by Share-Based Payment Award, Expiration Date																									Dec. 31, 2027
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercises in Period																								169,250
Debt Conversion, Converted Instrument, Shares Issued																						44,000
Shares Issued, Value, Share-Based Payment Arrangement, after Forfeiture																										$ 197,500	$ 597,500	$ 277,500	$ 1,704,024	$ 364,808	$ 189,248
Class of Warrant or Right, Number of Securities Called by Warrants or Rights																																								67,000	11,250	11,250
Class of Warrant or Right, Exercise Price of Warrants or Rights									$ 2.50																									$ 2.50						$ 3.00	$ 4.80	$ 4.80				$ 4.60
Warrants and Rights Outstanding									$ 2,730,812																									$ 2,730,812
Convertible Notes Payable	$ 405,305								$ 405,305																	$ 405,305							$ 405,305	$ 405,305
Stock Issued During Period, Value, Issued for Services																																			$ 309,353
Accrues interest										10.00%	10.00%		10.00%	10.00%
Stock Issued During Period, Value, New Issues																													$ 12,000	$ 320,084	$ 1,753,300
Secured Promissory Note [Member]
Related Party Transaction [Line Items]
Secured promissory note										$ 25,000	$ 25,000		$ 25,000	$ 25,000	$ 25,000
Maturity date	Apr. 30, 2026													Oct. 28, 2025
Accrues interest										10.00%	10.00%		10.00%	10.00%
Secured Promissory Note One [Member]
Related Party Transaction [Line Items]
Secured promissory note													$ 25,000
Maturity date	Apr. 30, 2026												Nov. 04, 2025
Secured Promissory Note Two [Member]
Related Party Transaction [Line Items]
Secured promissory note											$ 25,000
Maturity date	Apr. 30, 2026										Nov. 20, 2025
Secured Promissory Note Three [Member]
Related Party Transaction [Line Items]
Secured promissory note										$ 25,000
Maturity date	Apr. 30, 2026									Dec. 03, 2025
Secured Promissory Note Four [Member]
Related Party Transaction [Line Items]
Secured promissory note								$ 25,000
Maturity date	Apr. 30, 2026							Apr. 15, 2026
Secured Promissory Note Five [Member]
Related Party Transaction [Line Items]
Secured promissory note						$ 40,000
Maturity date	Apr. 30, 2026					Oct. 28, 2025
Warrant [Member]
Related Party Transaction [Line Items]
Conversion of Stock, Shares Converted																					80,400
Conversion of Stock, Shares Issued																					80,400
Class of Warrant or Right, Number of Securities Called by Warrants or Rights																																				8,333	11,250	11,250	11,250	67,000	11,250	11,250	3,125	37,500	508,344
Class of Warrant or Right, Exercise Price of Warrants or Rights																																				$ 3.00	$ 4.80	$ 4.80	$ 4.80	$ 3.00	$ 4.80	$ 4.80	$ 4.80	$ 4.80	$ 4.80
Warrants and Rights Outstanding																																			$ 56,250	$ 25,000	$ 54,000	$ 54,000	$ 54,000	$ 201,000	$ 54,000	$ 54,000
Debt Instrument, Convertible, Conversion Price																																					$ 4.80
Stock Issued During Period, Shares, New Issues																																		56,250
Stock Issued During Period, Value, New Issues																																		$ 156,746
Common Stock [Member]
Related Party Transaction [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercises in Period																								552,750							976,062
Shares Issued, Shares, Share-Based Payment Arrangement, after Forfeiture																										28,068	111,548	74,567	349,800	94,409				607,806
Shares Issued, Value, Share-Based Payment Arrangement, after Forfeiture																										$ 28	$ 112	$ 75	$ 350	$ 94
Warrants and Rights Outstanding																																								$ 201,000	$ 54,000	$ 54,000
Stock Issued During Period, Shares, Conversion of Convertible Securities																					50,250					491,667								642,406	192,204
Stock Issued During Period, Shares, Issued for Services																																			117,292
Stock Issued During Period, Value, Issued for Services																																			$ 117
Stock Issued During Period, Shares, New Issues																	464,167
Stock Issued During Period, Value, New Issues
Reverse Stock Split [Member]
Related Party Transaction [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Vested, Number of Shares																																		60,300
Reverse Stock Split [Member] | Warrant [Member]
Related Party Transaction [Line Items]
Conversion of Stock, Shares Issued																					50,250
Robert Scannell [Member]
Related Party Transaction [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Vested, Number of Shares																								268,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercises in Period																								184,250
Debt Conversion, Converted Instrument, Shares Issued	12,429				12,500		14,583		10,992			19,886				17,500		19,531
Employee Benefits and Share-Based Compensation	$ 87,500				$ 87,500		$ 87,500		$ 87,500			$ 87,500				$ 87,500		$ 62,500
Shares Issued, Shares, Share-Based Payment Arrangement, after Forfeiture															125,000
Shares Issued, Value, Share-Based Payment Arrangement, after Forfeiture															$ 550,000
Related party payables	$ 11,267																									$ 11,267							11,267
Stock Issued During Period, Shares, Issued for Services															125,000
Stock Issued During Period, Value, Issued for Services															$ 550,000
Stock Issued During Period, Shares, New Issues															125,000
Stock Issued During Period, Value, New Issues															$ 550,000
Robert Scannell [Member] | Common Stock [Member]
Related Party Transaction [Line Items]
Stock Issued During Period, Shares, New Issues									10,992			19,886
Robert Scannell [Member] | Share-Based Payment Arrangement, Option [Member]
Related Party Transaction [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Vested, Number of Shares																								268,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Vested in Period, Intrinsic Value, Amount Per Share																								$ 2.50
Share-Based Compensation Arrangement by Share-Based Payment Award, Expiration Date																								Sep. 30, 2027
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercises in Period																								169,250
Feehan [Member] | Warrant [Member]
Related Party Transaction [Line Items]
Conversion of Stock, Shares Converted																							133,333
Conversion of Stock, Shares Issued																							83,334
Andrew Brodkey [Member]
Related Party Transaction [Line Items]
Debt Conversion, Converted Instrument, Shares Issued	6,037				6,071		7,083		5,339			9,659				8,500		5,469				65,333
Employee Benefits and Share-Based Compensation	$ 42,500				$ 42,500		$ 42,500		$ 42,500			$ 42,500				$ 42,500		$ 17,500
Shares Issued, Shares, Share-Based Payment Arrangement, after Forfeiture															128,500
Shares Issued, Value, Share-Based Payment Arrangement, after Forfeiture															$ 565,400
Related party payables	61,293								$ 56,150																	61,293							61,293	$ 56,150
Convertible Notes Payable																						$ 98,000			$ 98,000
Stock Issued During Period, Shares, Issued for Services															128,500
Stock Issued During Period, Value, Issued for Services															$ 565,400
Stock Issued During Period, Shares, New Issues															128,500
Stock Issued During Period, Value, New Issues															$ 565,400
Andrew Brodkey [Member] | Notes Payable [Member]
Related Party Transaction [Line Items]
Debt Conversion, Original Debt, Amount																						$ 98,000
Debt Conversion, Converted Instrument, Shares Issued																						65,333
Andrew Brodkey [Member] | Warrant [Member]
Related Party Transaction [Line Items]
Conversion of Stock, Shares Converted																							65,333
Conversion of Stock, Shares Issued																							65,333
Andrew Brodkey [Member] | Common Stock [Member]
Related Party Transaction [Line Items]
Stock Issued During Period, Shares, Conversion of Convertible Securities																							40,833
Stock Issued During Period, Shares, New Issues									5,339			9,659
Andrew Brodkey [Member] | Reverse Stock Split [Member] | Warrant [Member]
Related Party Transaction [Line Items]
Conversion of Stock, Shares Issued																							40,833
Steven Rudofsky [Member]
Related Party Transaction [Line Items]
Debt Conversion, Converted Instrument, Shares Issued																6,250		9,766				83,333
Employee Benefits and Share-Based Compensation																$ 31,250		$ 31,250
Shares Issued, Shares, Share-Based Payment Arrangement, after Forfeiture															6,250
Shares Issued, Value, Share-Based Payment Arrangement, after Forfeiture															$ 27,500
Convertible Notes Payable																						$ 125,000
Stock Issued During Period, Shares, Issued for Services															6,250
Stock Issued During Period, Value, Issued for Services															$ 27,500
Stock Issued During Period, Shares, New Issues															6,250
Stock Issued During Period, Value, New Issues															$ 27,500
Steven Rudofsky [Member] | Notes Payable [Member]
Related Party Transaction [Line Items]
Debt Conversion, Original Debt, Amount																						$ 125,000
Debt Conversion, Converted Instrument, Shares Issued																						83,333
Steven Rudofsky [Member] | Convertible Notes Payable [Member]
Related Party Transaction [Line Items]
Convertible Notes Payable																									125,000
Steven Rudofsky [Member] | Warrant [Member]
Related Party Transaction [Line Items]
Conversion of Stock, Shares Converted																				83,333
Conversion of Stock, Shares Issued																				83,333
Class of Warrant or Right, Number of Securities Called by Warrants or Rights												25,000																																			8,333
Class of Warrant or Right, Exercise Price of Warrants or Rights												$ 3.00																								$ 3.00
Warrants and Rights Outstanding												$ 75,000
Shares, Issued																																															8,333
Steven Rudofsky [Member] | Common Stock [Member]
Related Party Transaction [Line Items]
Stock Issued During Period, Shares, Conversion of Convertible Securities																				52,083
Steven Rudofsky [Member] | Reverse Stock Split [Member] | Warrant [Member]
Related Party Transaction [Line Items]
Conversion of Stock, Shares Issued																				52,083
Feehan Partners [Member]
Related Party Transaction [Line Items]
Debt Conversion, Converted Instrument, Shares Issued																						133,333
Convertible Notes Payable																						$ 200,000
Feehan Partners [Member] | Notes Payable [Member]
Related Party Transaction [Line Items]
Debt Conversion, Original Debt, Amount																						$ 200,000
Debt Conversion, Converted Instrument, Shares Issued																						133,333
Feehan Partners [Member] | Secured Promissory Note [Member]
Related Party Transaction [Line Items]
Secured promissory note						$ 40,000		$ 25,000		$ 25,000	$ 25,000		$ 25,000	$ 25,000
Maturity date					Apr. 30, 2026	Oct. 28, 2025		Apr. 15, 2026		Dec. 03, 2025	Nov. 20, 2025		Nov. 04, 2025	Oct. 28, 2025
Feehan Partners [Member] | Promissory Note [Member]
Related Party Transaction [Line Items]
Secured promissory note	$ 2,000	$ 15,000	$ 5,000	$ 15,000																						$ 2,000							$ 2,000
Maturity date	Feb. 28, 2026	Apr. 30, 2026	Apr. 30, 2026	Apr. 30, 2026
Feehan Partners [Member] | Convertible Notes Payable [Member]
Related Party Transaction [Line Items]
Convertible Notes Payable																									87,334
Feehan Partners [Member] | Convertible Notes Payable One [Member]
Related Party Transaction [Line Items]
Convertible Notes Payable																									112,666
Feehan Partners [Member] | Warrant [Member]
Related Party Transaction [Line Items]
Conversion of Stock, Shares Converted																							133,333
Conversion of Stock, Shares Issued																							133,333
Feehan Partners [Member] | Common Stock [Member]
Related Party Transaction [Line Items]
Stock Issued During Period, Shares, Conversion of Convertible Securities																							83,334
Feehan Partners [Member] | Reverse Stock Split [Member] | Warrant [Member]
Related Party Transaction [Line Items]
Conversion of Stock, Shares Issued																							83,334
Shaun Dykes [Member]
Related Party Transaction [Line Items]
Conversion of Stock, Shares Issued																								268,000
Debt Conversion, Converted Instrument, Shares Issued									5,967			10,795										20,000
Employee Benefits and Share-Based Compensation									$ 47,500			$ 47,500
Convertible Notes Payable																						$ 30,000			$ 150,000
Stock Issued During Period, Shares, New Issues																								184,250
Shaun Dykes [Member] | Notes Payable [Member]
Related Party Transaction [Line Items]
Debt Conversion, Original Debt, Amount																						$ 30,000
Debt Conversion, Converted Instrument, Shares Issued																						20,000
Shaun Dykes [Member] | Warrant [Member]
Related Party Transaction [Line Items]
Conversion of Stock, Shares Converted																					20,000
Conversion of Stock, Shares Issued																					20,000
Shaun Dykes [Member] | Common Stock [Member]
Related Party Transaction [Line Items]
Stock Issued During Period, Shares, Conversion of Convertible Securities																					12,563
Shaun Dykes [Member] | Reverse Stock Split [Member] | Warrant [Member]
Related Party Transaction [Line Items]
Conversion of Stock, Shares Issued																					12,563
Andrew Brodkey [Member]
Related Party Transaction [Line Items]
Debt Conversion, Converted Instrument, Shares Issued									6,910
Employee Benefits and Share-Based Compensation									$ 55,000
Andrew Brodkey [Member] | Common Stock [Member]
Related Party Transaction [Line Items]
Stock Issued During Period, Shares, New Issues									6,910
Robert Scannell [Member]
Related Party Transaction [Line Items]
Debt Conversion, Converted Instrument, Shares Issued									7,852
Employee Benefits and Share-Based Compensation									$ 62,500
Robert Scannell [Member] | Common Stock [Member]
Related Party Transaction [Line Items]
Stock Issued During Period, Shares, New Issues									7,852
Other Parties [Member]
Related Party Transaction [Line Items]
Debt Conversion, Converted Instrument, Shares Issued	9,588				9,643		52,900
Employee Benefits and Share-Based Compensation	$ 67,500				$ 67,500		$ 147,500
Debt Instrument, Convertible, Conversion Price	$ 7.04				$ 7.00																					$ 7.04	$ 7.00						$ 7.04
Officer [Member]
Related Party Transaction [Line Items]
Compensation to officers																																$ 858,500	$ 547,500	$ 784,167	$ 806,667
Stock Issued During Period, Shares, New Issues																			52,083
Officer [Member] | Share-Based Payment Arrangement, Option [Member]
Related Party Transaction [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercises in Period																								507,750
Steven Rudofsky [Member]
Related Party Transaction [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights												25,000
Class of Warrant or Right, Exercise Price of Warrants or Rights												$ 3.00
Stock Issued During Period, Value, New Issues												$ 75,000
Steven Rudofsky [Member] | Common Stock [Member]
Related Party Transaction [Line Items]
Warrants and Rights Outstanding												$ 75,000